Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2025	Dec. 12, 2024
Equity [Line Items]
Common shares offering					291,000
Purchase price per share (in Dollars per share)					$ 9.9999
Pre-funded warrants acquired					9,000
Total offering raised (in Dollars)				$ 3,000
Net proceeds (in Dollars)				$ 2,728
Repurchased shares	5,067	7,625	7,625
Common shares issued	40,536	61,000	61,000
Common shares value (in Dollars)	$ 27	$ 50	$ 50